Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of valuation assumptions
The assumptions used in the Black-Scholes-Merton option pricing model are set forth below:

	2011	2013
Dividend yield	0%	0%
Risk free interest rate	0.9%	0.2%
Expected volatility	80.0%	35.0%
Expected life	5 years	1.6 years

Schedule of grant dates and numbers of underlying shares granted to employees
The following table presents the grant dates and numbers of Class B units granted to employees from
June 28, 2011 through December 31, 2013:

		Estimated Fair Value Per Class B Units at Grant Date		Total Estimated Value of Class B Units at Grant Date (in millions)
Date of Grant	Number of Class B Units Granted (in millions)	Service Condition	Performance and Market Condition	Service Condition	Performance and Market Condition

November 1, 2011	96.8	$0.450	$0.440	$21.8	$21.3
March 29, 2013	9.1	$0.445	$0.444	$2.0	$2.0
April 30, 2013	1.8	$0.445	$0.444	$0.4	$0.4
May 20, 2013	20.6	$0.289	$0.289	$3.0	$3.0

Schedule of Class B units at grant date and at the time of the IPO
The methodology applied to determine the value of the awards at grant date and IPO would be substantially the same. The following table sets forth the value of the 2013 Class B Units at grant date and at the time of the IPO based on the IPO price of $20.00 per share.

Date of Grant	Value of Class B Units at Grant Date (in millions)	Assumed Value at IPO (in millions)
March 29, 2013	$4.0	$6.4
April 30, 2013	$0.8	$1.3
May 20, 2013	$6.0	$7.7

Schedule of share-based compensation, restricted stock activity
Information with respect to Class B Units and restricted shares for the years ended December 31, 2013 and 2012 and for the period from June 28, 2011 to December 31, 2011 are as follows:

	Class B Units	Restricted Shares	Aggregate Intrinsic Value
Outstanding, June 28, 2011	—	—	$—
Vested	—	—	—
Granted	96,842	—	43,095
Forfeited	—	—	—
Outstanding, December 31, 2011	96,842	—	43,095
Vested	—	—	—
Granted	—	—	—
Forfeited	—	—	—
Outstanding, December 31, 2012	96,842	—	43,095
Vested	(41,990)	—	(17,327)
Granted	31,474	10	10,990
Forfeited	(16,342)	—	(7,272)
Exchanged	(69,984)	2,072
Outstanding, December 31, 2013	—	2,082	$29,486